Derivative Financial Instruments - Narrative (Details) - Commodity derivatives $ in Thousands	1 Months Ended
Feb. 28, 2025 USD ($)
ABS X Financing Agreement
Disclosure of maturity analysis for derivative financial liabilities [line items]
Payments for derivatives, financing activities	$ 150,000
ABS I And Term Loan I
Disclosure of maturity analysis for derivative financial liabilities [line items]
Payments for derivatives, financing activities	$ 21,134